UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/04

DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND

STATEMENT OF INVESTMENTS July 31, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 19.4%	Amount ($)	Value ($)

American Express Bank, FSB
1.30%, 8/3/2004	50,000,000	50,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
1.30%, 8/10/2004	50,000,000	50,000,000
First Tennessee Bank N.A.
1.30%, 8/9/2004	50,000,000	50,000,000
Fortis Bank (Yankee)
1.30%, 8/2/2004	50,000,000	50,000,000
Wells Fargo Bank N.A.
1.32%, 8/10/2004	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $250,000,000)		250,000,000

Commercial Paper - 49.4%

Amsterdam Funding Corp.
1.30%, 8/10/2004	50,000,000 a	49,983,751
BNP Paribas Finance Inc.
1.32%, 8/2/2004	40,000,000	39,998,534
Bear Stearns Cos. Inc.
1.30%, 8/9/2004	50,000,000	49,985,556
Credit Suisse First Boston
1.31%, 8/2/2004	50,000,000	49,998,181
Deutsche Bank Financial LLC
1.32%, 8/2/2004	40,000,000	39,998,533
Dresdner U.S. Finance Inc.
1.30%, 8/2/2004	50,000,000	49,998,194
Fcar Owner Trust
1.31%, 8/10/2004	50,000,000	49,983,625
Greenwich Capital Holdings Inc.
1.31%, 8/2/2004	25,000,000	24,999,090
Greyhawk Funding LLC
1.31%, 8/6/2004	50,000,000 a	49,990,902
Paradigm Funding LLC
1.31%, 8/3/2004	50,000,000 a	49,996,361
Pb Finance (Delaware) Inc.
1.31%, 8/5/2004	50,000,000	49,992,722
Prefco
1.30%, 8/2/2004	50,000,000 a	49,998,194
Rabobank USA Financial Corp.
1.31%, 8/2/2004	40,000,000	39,998,544
UBS Finance Delaware LLC
1.32%, 8/2/2004	40,000,000	39,998,533
Total Commercial Paper
(cost $634,920,720)		634,920,720

Corporate Notes - 0.4%

WestLB AG
1.31%, 1/14/2005
(cost $4,999,658)	5,000,000 b	4,999,658

Time Deposits - 29.6%

Branch Banking & Trust Co. (Grand Cayman)
1.28%, 8/2/2004	53,000,000	53,000,000
Danske Bank A/S (Grand Cayman)
1.31%, 8/2/2004	40,000,000	40,000,000
Key Bank N.A. (Grand Cayman)
1.29%, 8/2/2004	53,000,000	53,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
1.32%, 8/2/2004	40,000,000	40,000,000
National City Bank (Grand Cayman)
1.29%, 8/2/2004	53,000,000	53,000,000
Royal Bank of Canada (Grand Cayman)
1.28%, 8/2/2004	53,000,000	53,000,000
South Trust Bank (Grand Cayman)
1.28%, 8/2/2004	53,000,000	53,000,000
State Street Bank and Trust Co. (Grand Cayman)
1.25%, 8/2/2004	36,000,000	36,000,000
Total Time Deposits
(cost $381,000,000)		381,000,000

Total Investments (cost $1,270,920,378)	98.8%	1,270,920,378
Cash and Receivables (Net)	1.2%	14,728,401
Net Assets	100.0%	1,285,648,779

a Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $199,969,208 or 15.5% of net assets.These securities have been determined to be liquid by the Fund's Board.

b Variable interest rate - subject to periodic change.

Dreyfus Institutional Cash Advantage Fund STATEMENT OF INVESTMENTS July 31, 2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit - 17.8%	Amount ($)	Value ($)

American Express Bank, FSB
1.30%, 8/3/2004	50,000,000	50,000,000
First Tennessee Bank N.A.
1.30%, 8/9/2004	50,000,000	50,000,000
Societe Generale (Yankee)
1.30%, 8/13/2004	75,000,000	75,000,000
Washington Mutual Bank
1.32%, 8/12/2004	75,000,000	75,000,000
Wells Fargo Bank N.A.
1.32%, 8/10/2004	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $300,000,000)		300,000,000

Commercial Paper - 42.5%

Amsterdam Funding Corp.
1.30%, 8/10/2004	50,000,000 a	49,983,750
BNP Paribas Finance Inc.
1.32%, 8/2/2004	50,000,000	49,998,166
Bear Stearns Cos. Inc.
1.30%, 8/9/2004	65,000,000	64,981,222
Credit Suisse First Boston
1.31%, 8/2/2004	50,000,000	49,998,180
Deutsche Bank Financial LLC
1.32%, 8/2/2004	50,000,000	49,998,166
FCAR Owner Trust
1.31%, 8/9/2004 - 8/10/2004	60,000,000	59,980,714
Greenwich Capital Holdings Inc.
1.31%, 8/2/2004	50,000,000	49,998,180
Greyhawk Funding LLC
1.31%, 8/6/2004	50,000,000 a	49,990,902
Paradigm Funding LLC
1.31%, 8/5/2004	50,000,000 a	49,992,723
Prefco
1.30%, 8/2/2004	50,000,000 a	49,998,195
Prudential Funding LLC
1.30%, 8/2/2004	50,000,000	49,998,195
Rabobank USA Financial Corp.
1.31%, 8/2/2004	50,000,000	49,998,181
Scaldis Capital LLC
1.31%, 8/3/2004	40,050,000 a	40,047,086
UBS Finance Delaware LLC
1.32%, 8/2/2004	50,000,000	49,998,167
Total Commercial Paper
(cost $714,961,827)		714,961,827

U.S. Government Agencies - 4.5%

Federal Home Loan Mortgage Corporation, Discount Notes
1.30%, 8/2/2004
(cost $74,997,292)	75,000,000	74,997,292

Time Deposits - 36.2%

Branch Banking & Trust Co. (Grand Cayman)
1.28%, 8/2/2004	70,000,000	70,000,000
Chase Manhattan Bank USA (Grand Cayman)
1.28%, 8/2/2004	70,000,000	70,000,000
Danske Bank A/S (Grand Cayman)
1.31%, 8/2/2004	50,000,000	50,000,000
Fortis Bank (Grand Cayman)
1.27%, 8/2/2004	35,000,000	35,000,000
Key Bank N.A. (Grand Cayman)
1.28%, 8/2/2004	60,000,000	60,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
1.32%, 8/2/2004	50,000,000	50,000,000
National City Bank (Grand Cayman)
1.29%, 8/2/2004	70,000,000	70,000,000
Royal Bank of Canada (Grand Cayman)
1.28%, 8/2/2004	70,000,000	70,000,000
South Trust Bank (Grand Cayman)
1.28%, 8/2/2004	70,000,000	70,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.25%, 8/2/2004	65,000,000	65,000,000
Total Time Deposits
(cost $610,000,000)		610,000,000

Total Investments (cost $1,699,959,119)	101.0%	1,699,959,119
Liabilities Less, Cash and Receivables	(1.0%)	(17,239,224)
Net Assets	100.0%	1,682,719,895

a Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $240,012,654 or 14.3% of net assets. These securities have been determined to be liquid by the Fund's Board.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dreyfus Institutional Cash Advantage Funds
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)